Commitments and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended			3 Months Ended
	Aug. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Debt Instrument [Line Items]
Loss contingency						$ 40.0
Loss contingency accrual reversal				$ 40.0
SoftBank Vision Fund
Debt Instrument [Line Items]
Repayments of short-term debt		$ 900.0
Financial Standby Letter of Credit | Arduino
Debt Instrument [Line Items]
Guarantor obligation				$ 5.3
Facility Agreement | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		8,500.0	$ 8,000.0
Guarantor obligation		8,500.0
Facility Agreement | Line of Credit | Secured Debt
Debt Instrument [Line Items]
Proceeds from issuance of debt			7,100.0
Debt, face amount		$ 1,400.0
Incremental debt					$ 500.0
Maturity term, once drawn		2 years
Facility Agreement | Line of Credit | Secured Debt | Minimum
Debt Instrument [Line Items]
Maturity term, after effective date of public listing		3 months
Facility Agreement | Bridge Loan
Debt Instrument [Line Items]
Proceeds from issuance of debt			$ 900.0
Undertaking | Line of Credit
Debt Instrument [Line Items]
Threshold for public listing from closing of the facility			18 months
Kronos Guarantee Amendment | Line of Credit | Maximum
Debt Instrument [Line Items]
Threshold for public listing from closing of the facility	21 months
Kronos Guarantee Amendment | Line of Credit | Minimum
Debt Instrument [Line Items]
Threshold for public listing from closing of the facility	18 years